ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8%
	AEROSPACE & DEFENSE - 2.2%
7,551	General Dynamics Corporation	$ 2,063,311
3,527	Lockheed Martin Corporation, B	1,510,402
		3,573,713
	ASSET MANAGEMENT - 2.2%
4,531	BlackRock, Inc.	3,676,182

	AUTOMOTIVE - 1.2%
154,507	Ford Motor Company	1,922,067

	BANKING - 10.0%
52,850	Bank of America Corporation	1,824,382
18,620	Citigroup, Inc.	1,033,224
21,134	Citizens Financial Group, Inc.	663,396
57,878	Fifth Third Bancorp	1,987,531
80,026	Huntington Bancshares, Inc.	1,043,539
34,220	JPMorgan Chase & Company	6,366,974
10,572	PNC Financial Services Group, Inc. (The)	1,556,198
52,850	US Bancorp	2,217,586
		16,692,830
	BEVERAGES - 2.8%
40,261	Coca-Cola Company (The)	2,416,465
13,593	PepsiCo, Inc.	2,247,467
		4,663,932
	BIOTECH & PHARMA - 8.7%
20,017	AbbVie, Inc.	3,523,993
11,804	Gilead Sciences, Inc.	851,068
24,155	Johnson & Johnson	3,898,135
30,196	Merck & Company, Inc.	3,839,421
80,522	Pfizer, Inc.	2,138,664
		14,251,281
	CABLE & SATELLITE - 1.2%
47,813	Comcast Corporation, Class A	2,048,787

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	CHEMICALS - 2.3%
45,299	Dow, Inc.	$ 2,531,308
14,596	Eastman Chemical Company	1,280,653
		3,811,961
	DIVERSIFIED INDUSTRIALS - 1.7%
15,270	3M Company	1,406,672
13,593	Emerson Electric Company	1,452,412
		2,859,084
	ELECTRIC UTILITIES - 3.9%
14,350	American Electric Power Company, Inc.	1,222,477
23,151	Evergy, Inc.	1,146,901
24,661	Public Service Enterprise Group, Inc.	1,538,846
37,747	Southern Company (The)	2,538,485
		6,446,709
	ELECTRICAL EQUIPMENT - 0.8%
23,151	Johnson Controls International plc	1,372,160

	ENGINEERING & CONSTRUCTION - 0.8%
9,062	Jacobs Solutions, Inc.	1,328,942

	GAMING REITS - 0.5%
18,114	Gaming and Leisure Properties, Inc.	823,825

	HEALTH CARE REIT - 0.5%
47,306	Healthpeak Properties, Inc.	792,376

	HOUSEHOLD PRODUCTS - 3.0%
31,199	Procter & Gamble Company (The)	4,958,769

	INDUSTRIAL REIT - 1.4%
17,617	Prologis, Inc.	2,347,817

	INFRASTRUCTURE REIT - 0.7%
10,065	Crown Castle, Inc.	1,106,546

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
32,710	Bank of New York Mellon Corporation (The)	$ 1,834,704

	INSURANCE - 6.9%
18,620	Arthur J Gallagher & Company	4,541,976
46,809	MetLife, Inc.	3,264,460
32,213	Prudential Financial, Inc.	3,510,895
		11,317,331
	LEISURE FACILITIES & SERVICES - 1.6%
9,062	McDonald's Corporation	2,648,641

	MACHINERY - 4.0%
13,593	Caterpillar, Inc.	4,539,519
3,527	Parker-Hannifin Corporation	1,888,532
		6,428,051
	MEDICAL EQUIPMENT & DEVICES - 2.9%
13,086	Abbott Laboratories	1,552,523
6,041	Danaher Corporation	1,529,219
21,134	Medtronic PLC	1,761,730
		4,843,472
	MULTI ASSET CLASS REIT - 0.7%
21,134	WP Carey, Inc.	1,190,478

	OIL & GAS PRODUCERS - 9.1%
30,196	Chevron Corporation	4,590,094
32,213	ConocoPhillips	3,625,251
47,813	Exxon Mobil Corporation	4,997,415
108,205	Kinder Morgan, Inc.	1,881,685
		15,094,445
	RETAIL - CONSUMER STAPLES - 1.7%
47,466	Walmart, Inc.	2,781,982

	RETAIL - DISCRETIONARY - 2.9%
12,579	Home Depot, Inc. (The)	4,787,694

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	SEMICONDUCTORS - 5.4%
11,069	Applied Materials, Inc.	$ 2,231,732
3,161	Broadcom, Inc.	4,110,848
17,110	QUALCOMM, Inc.	2,699,787
		9,042,367
	SOFTWARE - 4.7%
15,600	Microsoft Corporation	6,452,784
11,576	Oracle Corporation	1,292,808
		7,745,592
	SPECIALTY FINANCE - 0.5%
15,600	Fidelity National Financial, Inc.	789,048

	SPECIALTY REITS - 1.0%
15,600	Lamar Advertising Company, Class A	1,724,580

	STEEL - 0.7%
5,691	Nucor Corporation	1,094,379

	TECHNOLOGY HARDWARE - 2.1%
70,964	Cisco Systems, Inc.	3,432,529

	TECHNOLOGY SERVICES - 1.2%
10,572	International Business Machines Corporation	1,956,137

	TELECOMMUNICATIONS - 3.0%
106,694	AT&T, Inc.	1,806,329
75,495	Verizon Communications, Inc.	3,021,310
		4,827,639
	TOBACCO & CANNABIS - 2.4%
29,689	Altria Group, Inc.	1,214,577
30,196	Philip Morris International, Inc.	2,716,432
		3,931,009
	TRANSPORTATION & LOGISTICS - 2.0%
62,916	CSX Corporation	2,387,033

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	TRANSPORTATION & LOGISTICS - 2.0% (Continued)
6,538	United Parcel Service, Inc., B	$ 969,324
		3,356,357

	TOTAL COMMON STOCKS (Cost $145,649,736)	161,503,416

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.1%
	MONEY MARKET FUND - 2.1%
3,401,249	Federated Hermes Treasury Obligations Fund, Institutional Class, 5.17% (Cost $3,401,249)(a)	3,401,249

	TOTAL INVESTMENTS - 99.9% (Cost $149,050,985)	$ 164,904,665
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	213,050
	NET ASSETS - 100.0%	$ 165,117,715

(a)	Rate disclosed is the seven day effective yield as of February 29, 2024.